Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement of Cash Flows [Abstract]
Net Income (Loss)	$ 39,151	$ 62,533
Depreciation Expense	3,029	2,886
Effect of Foreign Exchange	1,381	540
(Increase)/Decrease in Accounts Receivable	(31,460)	53,599
(Increase)/Decrease Advances Shareholder	0	(18,625)
(Increase) Deferred Tax Asset	(217)	0
(Increase)/Decrease Other Assets	7,641	42
Increase/(Decrease) in Accounts Payable	75,858	(10,583)
Increase/(Decrease) in Accrued Expenses	(19,185)	(68,583)
Net Cash Used From Operating Activities	76,198	21,809
Purchase of Fixed Assets	(810)	(1,157)
Amounts due Shareholder	0	17,810
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	75,388	38,462
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	25,975	31,772
CASH AND CASH EQUIVALENTS AT END OF YEAR	101,363	70,234
Cumulative Translation Adjustment	1,381	(1,146)
Taxes Paid	$ 15,638	$ 471